PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Commercial Mortgage-Backed Securities 0.1%
BX Trust, Series 2019-OC11, Class E, 144A	3.944%(cc)	12/09/41	570	$527,540
SLG Office Trust, Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41	1,300	1,308,361

Total Commercial Mortgage-Backed Securities (cost $1,821,147)				1,835,901
Corporate Bonds 92.3%
Advertising 0.8%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	883	886,578
Sr. Sec’d. Notes, 144A	7.125	02/15/31	50	51,692
Sr. Sec’d. Notes, 144A	7.500	03/15/33	510	535,027
Sr. Sec’d. Notes, 144A	7.875	04/01/30	3,502	3,649,308
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	4,513	4,615,381
Sr. Sec’d. Notes, 144A	9.500	02/15/33	835	854,894
				10,592,880
Aerospace & Defense 2.2%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	429	445,665
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.875	01/15/35	750	755,775
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	708	736,532
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	788	818,732
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	515	541,394
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	800	881,250
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	3,850	4,079,460
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	1,434	1,413,883
Gtd. Notes, 144A	6.125	07/31/34	470	467,793
Gtd. Notes, 144A	6.375	05/31/33	1,225	1,237,658
Sr. Sec’d. Notes, 144A	6.375	03/01/29	2,325	2,371,207
Sr. Sec’d. Notes, 144A	6.625	03/01/32	1,573	1,618,911
Sr. Sec’d. Notes, 144A	6.750	08/15/28	12,504	12,666,387
				28,034,647
Airlines 0.8%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	1,233	1,250,696
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	607	605,482
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	1,529	1,514,955
Gtd. Notes	5.375	03/01/31	1,018	1,008,022

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	1,597	1,572,608
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	492	458,175
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	1,275	1,243,125
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	2,808	2,793,960
				10,447,023

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	1,481	$1,415,936
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	4,920	4,645,148
				6,061,084
Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	1,029	819,431
Sr. Unsec’d. Notes	7.400	11/01/46	1,475	1,571,687
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	1,000	996,358
Sr. Unsec’d. Notes	5.800	03/08/29	1,125	1,141,129
Sr. Unsec’d. Notes	5.875	11/07/29	200	203,152

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	1,014	1,042,664
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	899	963,396
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	385	384,021
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	560	553,255
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	1,425	1,405,406
Sr. Unsec’d. Notes, 144A	4.810	09/17/30	200	187,250
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	660	683,100
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	800	837,798

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	2,091	1,864,029
				12,652,676
Auto Parts & Equipment 2.4%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	1,432	1,454,883
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33	933	935,556
Sr. Sec’d. Notes, 144A	6.375	10/15/32	2,704	2,714,893
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	3,704	3,792,600
Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,411	2,491,527
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A	6.125	04/15/31	945	942,933
Gtd. Notes, 144A	6.375	04/15/34	1,435	1,433,206

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	1,384	1,450,106
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	2,436	2,505,636
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	442	451,056
Sr. Sec’d. Notes, 144A	5.750	08/15/32	1,194	1,203,292

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,228	7,268,268
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,701	2,699,346
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	1,250	1,262,500
				30,605,802

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 1.1%
Bank of America Corp.,
Jr. Sub. Notes	6.250%(ff)	07/26/30(oo)	1,380	$1,399,342
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	75	77,403
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	315	319,348
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	910	918,546
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	198	201,528
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	870	886,714
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	5,733	5,747,725
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	3,126	3,378,364

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series Z	6.850(ff)	02/10/30(oo)	780	802,918
Wells Fargo & Co., Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	400	402,609
				14,134,497
Biotechnology 0.0%
BioMarin Pharmaceutical, Inc., Gtd. Notes, 144A	5.500	02/15/34	610	602,713
Building Materials 1.4%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	1,469	1,433,448
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,933	1,182,798
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	1,446	245,747
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	415	390,443
Griffon Corp., Gtd. Notes	5.750	03/01/28	1,023	1,022,937
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	563	553,996
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	672	627,918
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,538	1,566,229
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	3,875	3,933,280
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,049	1,051,962
Sr. Sec’d. Notes, 144A	8.875	11/15/31	2,059	2,171,037
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	689	689,496
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	550	557,599
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	287	261,244
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	2,811	2,678,500
				18,366,634
Chemicals 2.2%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	03/01/33	3,782	3,652,971
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	2,494	2,479,830
Chemours Co. (The), Gtd. Notes, 144A	7.875	03/15/34	1,051	1,065,705

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000%	05/07/29	45	$38,223
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	478	492,348
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	4,225	4,114,338
Sr. Sec’d. Notes, 144A	6.750	08/01/32	1,555	1,519,537
Sr. Sec’d. Notes, 144A	7.250	06/15/31	3,377	3,428,445
Sr. Sec’d. Notes, 144A	7.250	02/15/33	1,820	1,797,044
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,825	1,788,899

Perimeter Holdings LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/34	795	789,817
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	3,522	3,447,369
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	3,921	3,874,518
				28,489,044
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	1,338	1,210,796
Commercial Services 5.0%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	7,162	7,487,202
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	6,303	6,444,650
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	396,246

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,600	1,573,840
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,419	1,369,166
Gtd. Notes, 144A	6.500	01/15/31	1,346	1,352,193
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	3,057	3,010,462
Gtd. Notes, 144A	5.375	03/01/29	784	768,440
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	3,518	3,531,142
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	1,717	1,717,525

Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,450	1,403,278
CompoSecure Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	02/01/33	465	451,377
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	2,199	2,261,164
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	581	581,009
Gtd. Notes, 144A	6.000	03/15/34	508	504,661
Gtd. Notes, 144A	6.625	06/15/29	6,899	7,070,962
Gtd. Notes, 144A	7.000	06/15/30	1,065	1,106,946
Gtd. Notes, 144A	7.250	06/15/33	335	349,466
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	40	38,249
Sr. Sec’d. Notes, 144A	12.625	07/15/29	450	410,423

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	4,678	4,677,196
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	2,409	2,400,339

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes	3.375%	08/15/30	255	$236,936
Sr. Unsec’d. Notes	4.000	05/15/31	469	441,656

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	2,943	2,943,541
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	2,151	1,990,531
Gtd. Notes	3.875	02/15/31	1,137	1,074,984
Gtd. Notes	4.875	01/15/28	988	988,798
Gtd. Notes, 144A	5.375	11/15/33	2,051	2,025,334

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	729	665,567
Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	2,463	2,527,226
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	1,376	1,414,150
WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	57	56,698
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	1,096	1,121,871
Sr. Sec’d. Notes, 144A	6.625	04/15/30	609	626,605
				65,019,833
Computers 1.1%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	2,034	2,056,438
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	7,066	6,043,236
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	4,418	4,723,675
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	688	675,963
Gtd. Notes, 144A	5.125	04/15/29	269	263,248
Gtd. Notes, 144A	5.250	10/01/30	7	6,501

Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	759	769,831
				14,538,892
Cosmetics/Personal Care 0.2%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	2,220	2,169,776
Distribution/Wholesale 0.4%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	1,149	1,134,974
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	3,987	4,152,074
				5,287,048
Diversified Financial Services 5.9%
Azorra Finance Ltd.,
Gtd. Notes, 144A	6.250	02/15/34	268	259,290
Gtd. Notes, 144A	7.250	01/15/31	1,236	1,261,239
Gtd. Notes, 144A	7.750	04/15/30	2,412	2,493,405

Bread Financial Holdings, Inc., Gtd. Notes, 144A	6.750	05/15/31	640	654,966

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Charles Schwab Corp. (The), Jr. Sub. Notes, Series L	6.100%(ff)	06/01/31(oo)	275	$275,271
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	1,570	1,584,887
Sr. Sec’d. Notes, 144A	6.625	06/01/32	1,025	1,024,858
Sr. Sec’d. Notes, 144A	8.500	05/15/30	400	425,456

Freedom Funding Center LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	900	924,703
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	4,010	3,881,341
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	525	546,753

GGAM Finance Ltd. (Ireland), Gtd. Notes, 144A	8.000	02/15/27	5,233	5,274,027
goeasy Ltd. (Canada),
Gtd. Notes, 144A	9.250	12/01/28	1,083	1,058,892
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	5	4,488
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	1,146	1,074,822
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	1,450	1,429,269
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	193,417
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	137	141,306
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	980	1,022,298
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	2,055	2,012,878
Sr. Unsec’d. Notes	5.000	03/15/27	2,574	2,562,164
Sr. Unsec’d. Notes	5.500	03/15/29	205	196,885
Sr. Unsec’d. Notes	6.750	06/15/26	3,210	3,208,848

Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	200	205,878
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	4,378	4,234,934
Gtd. Notes	4.000	09/15/30	389	358,755
Gtd. Notes	5.375	11/15/29	971	948,114
Gtd. Notes	6.125	05/15/30	3,985	3,968,048
Gtd. Notes	6.625	01/15/28	2,250	2,286,858
Gtd. Notes	6.625	05/15/29	672	683,269
Gtd. Notes	6.750	03/15/32	623	619,289
Gtd. Notes	6.750	09/15/33	1,793	1,755,291

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unsec’d. Notes, 144A	7.750	05/15/31	470	466,434
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	4,347	4,150,253
Gtd. Notes, 144A	5.750	09/15/31	237	223,600
Gtd. Notes, 144A	6.750	02/15/34	1,970	1,884,219
Gtd. Notes, 144A	6.875	05/15/32	2,680	2,627,295
Gtd. Notes, 144A	7.125	11/15/30	1,050	1,060,081
Gtd. Notes, 144A	7.875	12/15/29	721	749,345
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	1,290	1,311,905
Gtd. Notes, 144A	8.875	01/31/30	36	36,997
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	6,373	6,471,161
Gtd. Notes, 144A	6.500	08/01/29	454	464,433
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,294	1,284,542
Gtd. Notes, 144A	3.625	03/01/29	1,706	1,640,258
Gtd. Notes, 144A	3.875	03/01/31	5,735	5,332,634
Gtd. Notes, 144A	4.000	10/15/33	1,220	1,094,997

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.750%	06/15/27	75	$74,692
UWM Holdings LLC, Gtd. Notes, 144A	6.625	02/01/30	1,868	1,771,558
				77,216,303
Electric 3.4%
Constellation Energy Generation LLC, Sr. Unsec’d. Notes, 144A	4.625	02/01/29	369	367,222
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	1,631	1,555,984
Gtd. Notes, 144A	3.625	02/15/31	1,163	1,078,616
Gtd. Notes, 144A	3.875	02/15/32	105	96,527
Gtd. Notes, 144A	5.250	06/15/29	1,462	1,456,150
Gtd. Notes, 144A	5.750	07/15/29	1,946	1,947,089
Gtd. Notes, 144A	5.875	05/15/34	570	566,196
Gtd. Notes, 144A	6.000	02/01/33	992	999,396
Gtd. Notes, 144A	6.125	05/15/36	570	568,692
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	2,712	2,950,840
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	3,786	3,744,658
Sr. Unsec’d. Notes, 144A	6.000	01/15/36	950	943,694

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55	1,001	1,019,358
Talen Energy Supply LLC,
Gtd. Notes, 144A	6.250	02/01/34	1,280	1,275,121
Gtd. Notes, 144A	6.375	05/01/33	2,725	2,715,709
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	4,394	4,417,281
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	4,166	4,192,966
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	1,000	981,121
Gtd. Notes, 144A	5.000	07/31/27	2,749	2,748,438
Gtd. Notes, 144A	7.750	10/15/31	5,525	5,792,854

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	4,140	4,310,084
				43,727,996
Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	412	397,594
Gtd. Notes, 144A	6.000	09/15/33	2,003	1,908,060
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	410	406,736
Gtd. Notes, 144A	5.500	04/15/34	305	302,741
Gtd. Notes, 144A	6.375	03/15/29	974	996,828
Gtd. Notes, 144A	6.375	03/15/33	331	339,896
Gtd. Notes, 144A	7.250	06/15/28	2,637	2,641,380
				6,993,235
Electronics 0.1%
Coherent Corp., Gtd. Notes, 144A	5.000	12/15/29	787	779,533

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Sensata Technologies BV, Gtd. Notes, 144A	4.000%	04/15/29	400	$389,176
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	591	554,038
				1,722,747
Engineering & Construction 0.5%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	1,422	1,422,649
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	80	82,372
Granite Construction, Inc., Gtd. Notes, 144A	6.375	06/15/34	460	469,192
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	170	168,559
Gtd. Notes, 144A	4.125	02/15/32	705	709,910
Gtd. Notes, 144A	5.625	01/31/34	1,651	1,668,186

Weekley Homes LLC/Weekley Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	01/15/34	1,596	1,577,911
				6,098,779
Entertainment 3.2%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	01/15/33	530	514,031
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	5,593	5,390,254
Sr. Sec’d. Notes, 144A	6.500	02/15/32	2,094	2,043,123
Sr. Sec’d. Notes, 144A	7.000	02/15/30	4,668	4,722,320

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	659	658,463
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	566	555,817
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	1,255	1,230,782

Light & Wonder International, Inc., Gtd. Notes, 144A	6.250	10/01/33	1,011	999,566
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	4,435	4,315,021
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31	990	986,003
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	393	376,341
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	1,766	1,766,509

Pioneer Opco LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/33	585	597,668
Rivers Enterprise Borrower LLC, Sr. Sec’d. Notes, 144A	6.250	10/15/30	2,207	2,223,553
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33	2,609	2,646,963
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	2,258	1,960,484
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	4,912	5,210,704
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	1,992	1,976,365
Gtd. Notes, 144A	6.250	03/15/33	1,364	1,369,361
Gtd. Notes, 144A	7.125	02/15/31	1,730	1,827,517
				41,370,845

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 1.4%
Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750%	10/15/33		510	$513,047
Gtd. Notes, 144A	6.375	02/01/31		1,505	1,529,184

GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500	02/01/34		527	514,484
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		1,272	1,240,124
Gtd. Notes, 144A	4.375	08/15/29		2,745	2,665,587
Gtd. Notes, 144A	4.750	06/15/29		2,266	2,232,010

Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		1,535	1,535,910
Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		4,743	4,513,305
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33		1,338	1,370,706
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		2,107	2,162,688
					18,277,045
Foods 1.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		425	405,644
Gtd. Notes, 144A	5.500	03/31/31		513	504,943
Gtd. Notes, 144A	5.625	03/31/32		2,137	2,085,814
Gtd. Notes, 144A	5.750	03/31/34		1,729	1,667,327

B&G Foods, Inc., Gtd. Notes(x)	5.250	09/15/27		2,963	2,885,204
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	194	240,493
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		236	225,775
Gtd. Notes, 144A	4.375	01/31/32		1,021	956,091

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		402	365,028
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		5,266	4,942,154
Gtd. Notes, 144A	6.250	10/15/34		100	99,106
Gtd. Notes, 144A	6.500	03/15/36		675	670,061
					15,047,640
Forest Products & Paper 0.2%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31		3,113	3,015,069
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.875	06/01/31		1,065	1,088,182
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		193	207,502
					1,295,684
Healthcare-Services 4.7%
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31		1,829	1,592,717
Sr. Unsec’d. Notes	2.625	08/01/31		2,054	1,783,261
Sr. Unsec’d. Notes	3.000	10/15/30		1,500	1,351,928

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	4.750%	02/15/31	63	$57,848
Sr. Sec’d. Notes, 144A	5.250	05/15/30	3,351	3,159,366
Sr. Sec’d. Notes, 144A	6.000	01/15/29	3,658	3,625,124
Sr. Sec’d. Notes, 144A	9.750	01/15/34	787	825,643
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	3,631	3,376,876
Gtd. Notes, 144A	4.625	06/01/30	8,236	8,001,853

HCA, Inc., Gtd. Notes	7.500	11/06/33	50	56,166
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	5,084	4,926,668
Sr. Sec’d. Notes, 144A	7.000	05/01/34	1,395	1,361,515
Sr. Sec’d. Notes, 144A	8.375	02/15/32	3,915	4,109,759
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	5,835	4,699,103
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	1,419	1,298,902

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	6,157	6,437,134
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	5,053	4,926,892
Sr. Sec’d. Notes	4.375	01/15/30	7,289	7,054,339
Sr. Sec’d. Notes, 144A	5.500	11/15/32	85	84,674
Sr. Unsec’d. Notes	6.875	11/15/31	2,560	2,721,966
				61,451,734
Holding Companies-Diversified 0.4%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	6,112	5,742,261
Home Builders 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	1,032	989,923
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,547	1,467,570
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	2,293	2,245,567
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	5,112	5,113,087
Gtd. Notes	7.250	10/15/29	1,500	1,524,627
Gtd. Notes, 144A	7.500	03/15/31	1,547	1,562,716
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	3,931	3,622,810
Gtd. Notes, 144A	6.250	09/15/27	2,292	2,294,796
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	670	634,235

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	210	206,857
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	1,115	1,139,575
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	2,405	2,396,253
Gtd. Notes, 144A	6.500	03/15/33	2,807	2,814,913
KB Home,
Gtd. Notes	4.000	06/15/31	1,864	1,733,812
Gtd. Notes	4.800	11/15/29	1,496	1,465,868
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	469	444,101
Gtd. Notes	4.950	02/01/28	2,324	2,322,684
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	2,955	2,830,033

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	12/15/33	3,204	$3,055,815
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	647	653,015
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	337	351,780
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	2,844	2,820,529
Sr. Unsec’d. Notes	4.750	04/01/29	502	489,484

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	1,699	1,766,247
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	1,285	1,290,798
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	2,523	2,499,358
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	595	594,611
Gtd. Notes	5.700	06/15/28	990	997,033
				49,328,097
Home Furnishings 0.2%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	1,117	1,051,433
Sr. Unsec’d. Notes	6.500	06/15/33	1,557	1,413,408
				2,464,841
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	2,589	2,381,799
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	2,297	729,091
				3,110,890
Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	675	666,505
Sr. Unsec’d. Notes	6.625	05/15/32	490	476,858
Sr. Unsec’d. Notes	7.500	04/01/46	378	329,519
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	2,572	2,687,161
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	3,215	2,992,182
Gtd. Notes	4.375	02/01/32	882	820,544

SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29	879	135,512
				8,108,281
Insurance 2.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	3,374	3,197,447
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	5,287	5,216,083
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,872	3,821,985
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	1,497	1,514,533
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	1,986	1,916,221
Asurion LLC & Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	4,698	4,591,926
Sr. Sec’d. Notes, 144A	8.000	12/31/32	5,694	5,935,847

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875%	04/15/29	2,576	$2,544,173
HUB International Ltd., Sr. Unsec’d. Notes, 144A	5.625	12/01/29	1,569	1,550,574
Ryan Specialty LLC, Sr. Sec’d. Notes, 144A	5.875	08/01/32	600	596,040
				30,884,829
Internet 0.8%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	718	715,047
Gtd. Notes, 144A	6.750	09/30/27	4,944	4,970,608

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	1,459	1,373,619
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	535	498,340
Sr. Sec’d. Notes, 144A	5.000	05/01/28	765	715,251
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	1,590	1,575,825
Gtd. Notes, 144A	6.875	03/15/34	300	295,478
				10,144,168
Iron/Steel 1.9%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	6,175	6,175,604
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	815	852,563
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	300	290,607
Gtd. Notes, 144A	6.750	04/15/30	619	622,368
Gtd. Notes, 144A	6.875	11/01/29	4,892	5,001,826
Gtd. Notes, 144A	7.000	03/15/32	542	548,408
Gtd. Notes, 144A	7.375	05/01/33	706	725,494
Gtd. Notes, 144A	7.500	09/15/31	3,060	3,158,490
Gtd. Notes, 144A	7.625	01/15/34	812	836,150
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	1,509	1,509,096
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	390	390,592
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	1,076	1,071,965
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	490	486,938
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	715	741,577
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,868	1,936,780
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	511	526,621
				24,875,079
Leisure Time 1.9%
A&K Travel Group Holdings Ltd. (United Kingdom), Gtd. Notes, 144A	7.500	05/15/33	825	836,657
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	1,864	1,882,640
Gtd. Notes, 144A	5.750	08/01/32	1,909	1,928,529
Sr. Sec’d. Notes, 144A	4.000	08/01/28	4,046	3,969,692

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	1,670	1,720,219

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250%	03/01/30	3,884	$3,835,450
Sr. Unsec’d. Notes, 144A	6.250	09/15/33	525	503,344
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	150	148,688
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	624	651,288

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	3,855	3,893,550
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	1,130	1,106,409
Gtd. Notes, 144A	6.375	11/01/32	1,050	1,048,636

Viking Cruises Ltd., Gtd. Notes, 144A	9.125	07/15/31	2,505	2,633,381
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	758	757,981
				24,916,464
Lodging 1.2%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	2,037	1,964,835
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	1,006	924,159
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	4,465	4,463,673
Gtd. Notes	4.750	10/15/28	1,314	1,302,688
Gtd. Notes	5.500	04/15/27	2,878	2,884,719
Gtd. Notes	6.125	09/15/29	487	493,943
Gtd. Notes	6.500	04/15/32	403	410,358

Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.625	03/01/33	580	571,516
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	500	488,680
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,600	1,594,000
				15,098,571
Machinery-Construction & Mining 0.5%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	1,985	2,016,254
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	2,991	2,964,006
Gtd. Notes, 144A	6.250	10/15/32	1,433	1,455,266
				6,435,526
Machinery-Diversified 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	1,208	1,269,432
Sr. Sec’d. Notes, 144A	7.500	01/01/30	1,070	1,109,459

Columbus McKinnon Corp., Sr. Sec’d. Notes, 144A	7.125	02/01/33	440	445,755
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	495	498,461
Gtd. Notes, 144A	6.250	04/15/29	240	244,440

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	1,046	726,779

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125%	02/01/33	945	$926,445
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	2,794	2,924,131
				8,144,902
Media 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	4,051	3,974,599
Sr. Unsec’d. Notes	4.500	05/01/32	2,553	2,240,296
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	1,286	1,164,033
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,502	1,487,276
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	329	328,857
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	2,010	1,963,981
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	112,093
Gtd. Notes, 144A	4.125	12/01/30	200	114,163
Gtd. Notes, 144A	5.375	02/01/28	2,980	1,888,193
Gtd. Notes, 144A	5.500	04/15/27	2,585	1,861,200
Gtd. Notes, 144A	6.500	02/01/29	200	118,088
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	2,875	689,294
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	49,738

Discovery Global Holdings, Inc., Sr. Unsec’d. Notes	5.141	03/15/52	4,571	3,152,573
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,056	955,769
Gtd. Notes	7.375	07/01/28	557	540,784
Gtd. Notes	7.750	07/01/26	3,393	3,384,894

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	775	799,087
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	1,079	1,103,442
Sr. Sec’d. Notes	10.750	11/30/29	4,883	5,307,585
Gray Media, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	1,350	1,019,221
Gtd. Notes, 144A	5.375	11/15/31	656	470,373
Sec’d. Notes, 144A	9.625	07/15/32	1,289	1,270,380
Sr. Sec’d. Notes, 144A	7.250	08/15/33	1,180	1,170,181
Sr. Sec’d. Notes, 144A	10.500	07/15/29	260	275,553

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	2,862	2,627,302
Nexstar Media, Inc., Sr. Sec’d. Notes, 144A	6.500	09/15/33	1,475	1,486,895
Paramount Global, Gtd. Notes	4.950	05/19/50	2,110	1,352,996
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	799	652,356
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	2,322	2,382,978
Sirius XM Radio LLC, Gtd. Notes, 144A	4.000	07/15/28	1,075	1,046,989
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	1,800	1,711,287
Sr. Sec’d. Notes, 144A	9.375	08/01/32	2,017	2,064,952

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), Sr. Sec’d. Notes, 144A	8.500	03/15/33	1,550	1,333,465
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	200	174,000

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A	5.500%	05/15/29	2,380	$2,288,608

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,450	1,260,442
				53,823,923
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	1,071	1,047,525
Mining 2.5%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	2,363	2,475,958
Unsec’d. Notes, 144A	11.500	10/01/31	1,058	1,141,783

Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	894	911,531
Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	570	593,904
Coeur Mining, Inc., Sr. Unsec’d. Notes, 144A	6.875	04/01/32	1,369	1,419,783
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	5,902	5,889,016
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36	2,010	1,983,930
Gtd. Notes, 144A	7.250	02/15/34	3,195	3,277,559
Gtd. Notes, 144A	8.000	03/01/33	1,045	1,091,085
Gtd. Notes, 144A	8.625	06/01/31	1,200	1,248,912

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	3,352	3,370,436
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	689	626,679
Gtd. Notes, 144A	4.750	01/30/30	669	645,445
Gtd. Notes, 144A	6.875	01/30/30	1,792	1,842,801

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31	380	389,751
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31	1,980	2,080,584
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	2,838	2,971,414
				31,960,571
Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	1,189	1,154,170
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	935	951,113

Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	1,441	1,462,640
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	2,070	2,116,692
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	908	929,300

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	2,215	2,268,584
				8,882,499

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500%	06/01/32	734	$745,072
Oil & Gas 5.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(x)	7.500	10/01/29	698	728,240
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	862	883,418
Gtd. Notes, 144A	9.000	11/01/27	3,295	3,756,300
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	867	889,120
CNX Resources Corp.,
Gtd. Notes, 144A	5.875	03/01/34	420	413,229
Gtd. Notes, 144A	7.250	03/01/32	442	456,715
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	3,285	3,104,987
Gtd. Notes, 144A	6.750	03/01/29	2,264	2,224,752
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	1,576	1,601,204
Gtd. Notes, 144A	7.625	04/01/32	2,036	2,085,661
Gtd. Notes, 144A	7.875	04/15/32	285	293,794
Gtd. Notes, 144A	8.375	01/15/34	433	454,714
Gtd. Notes, 144A	9.750	10/15/30	1,004	1,069,756

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	642	675,082
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	2,044	2,039,362
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	801	796,465
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	2,346	2,313,951
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	3,957	3,972,461
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	647	637,265
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	868	868,325
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	695	705,121
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	323	343,568
Matador Resources Co.,
Gtd. Notes, 144A	6.000	04/15/34	740	730,598
Gtd. Notes, 144A	6.500	04/15/32	1,470	1,488,808
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32	3,341	3,481,785
Gtd. Notes, 144A	8.875	08/15/31	1,303	1,365,965
Gtd. Notes, 144A	9.125	01/31/30	3,465	3,631,547

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	3,041	3,161,733
Par Petroleum LLC, Gtd. Notes, 144A	7.375	06/01/34	625	639,694
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	1,771	1,782,742
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	35	34,256
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29	65	66,623
Gtd. Notes, 144A	8.625	11/01/30	380	401,776
Gtd. Notes, 144A	8.750	07/01/31	609	637,873
Gtd. Notes, 144A	9.625	06/15/33	580	645,407
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	791	792,437
Gtd. Notes, 144A	6.250	07/01/33	2,002	2,035,214
Gtd. Notes, 144A	7.000	05/01/29	3,691	3,807,994
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	1,274	1,243,436
Sr. Unsec’d. Notes, 144A	4.625	05/01/30	1,433	1,391,315

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.625%	08/15/32		195	$199,073
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		1,809	1,772,790
Gtd. Notes	4.500	04/30/30		381	369,904
Gtd. Notes	5.875	03/15/28		2,579	2,583,182
Transocean International Ltd.,
Gtd. Notes, 144A	7.875	10/15/32		360	383,656
Gtd. Notes, 144A	8.250	05/15/29		1,926	1,996,395
Gtd. Notes, 144A	8.500	05/15/31		1,756	1,852,580
Sr. Sec’d. Notes, 144A	8.750	02/15/30		4,623	4,842,383

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		1,743	1,812,720
					73,465,376
Oil & Gas Services 0.4%
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes, 144A	6.000	02/01/34		410	409,174
Kodiak Gas Services LLC,
Gtd. Notes, 144A	5.875	04/01/31		705	708,763
Gtd. Notes, 144A	6.500	10/01/33		743	756,237
Gtd. Notes, 144A	6.750	10/01/35		827	850,160

SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		663	684,511
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		850	915,205
Weatherford International Ltd., Gtd. Notes, 144A	6.750	10/15/33		1,321	1,356,007
					5,680,057
Packaging & Containers 2.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		1,217	1,130,659
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	100	106,517
Sr. Sec’d. Notes, 144A	9.500	12/01/30		1,938	2,065,889
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	192,062
Sr. Sec’d. Notes, 144A	6.250	01/30/31		670	674,013
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		750	709,688

Ball Corp., Gtd. Notes	5.500	09/15/33		316	317,286
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		2,297	2,206,795
Sr. Sec’d. Notes, 144A	6.750	04/15/32		893	858,485
Sr. Sec’d. Notes, 144A	6.875	01/15/30		3,483	3,428,135

Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		1,939	1,605,184
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/30		3,740	3,787,494
Sword Purchaser LLC, Sr. Sec’d. Notes, 144A	8.250	04/15/33		550	566,507
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30		1,225	1,092,894

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750%	12/31/28	6,882	$6,935,781
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	997	957,655
				26,635,044
Pharmaceuticals 1.6%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	5,086	5,206,792
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	3,205	3,092,957
Gtd. Notes, 144A	5.125	03/01/30	2,169	2,102,715
Gtd. Notes, 144A	6.125	08/01/28	1,600	1,599,790
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	25	21,063
Gtd. Notes, 144A	5.000	02/15/29	1,250	872,125
Gtd. Notes, 144A	5.250	01/30/30	2,829	1,736,978
Gtd. Notes, 144A	5.250	02/15/31	41	23,237
Gtd. Notes, 144A	6.250	02/15/29	925	658,285
Gtd. Notes, 144A	7.000	01/15/28	25	21,563
Sr. Sec’d. Notes, 144A	4.875	06/01/28	585	540,394
Sr. Sec’d. Notes, 144A	11.000	09/30/28	3,299	3,439,207

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	875	867,287
				20,182,393
Pipelines 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,015	1,014,248
Gtd. Notes, 144A	5.750	01/15/28	5,041	5,039,893
Gtd. Notes, 144A	5.750	07/01/34	195	193,016
Gtd. Notes, 144A	6.625	02/01/32	477	487,074
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	492	506,320
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	406	421,759
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	1,886	1,905,436
Gtd. Notes, 144A	7.125	07/01/33	204	207,623
Gtd. Notes, 144A	8.250	01/15/32	186	195,053

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	1,343	1,358,136
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A	8.125	02/15/29	485	504,153
Sr. Sec’d. Notes, 144A	8.375	02/15/32	675	709,498

Prairie Acquiror LP, Sr. Sec’d. Notes, 144A	9.000	08/01/29	235	244,946
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	389	380,904
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	558	553,278
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	2,299	2,388,909
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	92	97,849
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	2,387	2,386,432
Gtd. Notes, 144A	6.000	12/31/30	1,546	1,554,842
Gtd. Notes, 144A	6.000	09/01/31	815	815,471
Gtd. Notes, 144A	6.750	03/15/34	465	475,058
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	1,518	1,567,454

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29	1,131	$1,083,282
Sr. Sec’d. Notes, 144A	4.125	08/15/31	3,564	3,344,402
Sr. Sec’d. Notes, 144A	6.000	05/01/36	602	608,789
Sr. Sec’d. Notes, 144A	6.250	01/15/30	1,832	1,884,961
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	2,456	2,426,174
Sr. Sec’d. Notes, 144A	7.000	01/15/30	852	874,464
Sr. Sec’d. Notes, 144A	8.125	06/01/28	843	861,198
Sr. Sec’d. Notes, 144A	9.500	02/01/29	5,230	5,691,808
Sr. Sec’d. Notes, 144A	9.875	02/01/32	2,706	2,894,078
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	5,401	5,544,235
Sr. Sec’d. Notes, 144A	6.500	01/15/34	1,884	1,970,478
Sr. Sec’d. Notes, 144A	6.500	06/15/34	2,128	2,221,036
Sr. Sec’d. Notes, 144A	6.750	01/15/36	713	756,161
Sr. Sec’d. Notes, 144A	7.500	05/01/33	3,450	3,808,364
Sr. Sec’d. Notes, 144A	7.750	05/01/35	1,548	1,737,510
				58,714,292
Real Estate 1.0%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	870	892,520
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	50	51,915
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	2,068	1,997,724
Gtd. Notes, 144A	4.375	02/01/31	1,611	1,513,387
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	1,177	1,154,413
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	1,290	1,260,730

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	4,500	4,436,629
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	990	1,012,685
Gtd. Notes, 144A	7.250	06/01/33	990	1,003,831
				13,323,834
Real Estate Investment Trusts (REITs) 2.6%
Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31	1,155	1,083,409
Gtd. Notes	8.875	04/12/29	950	1,000,848
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	79	71,986
Sr. Sec’d. Notes, 144A	7.250	10/15/30	2,094	2,152,437
Sr. Unsec’d. Notes	4.750	02/15/28	830	811,141
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	2,110	2,120,507
Gtd. Notes, 144A	6.375	08/01/30	2,073	2,101,430
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	1,054	756,484
Sr. Sec’d. Notes, 144A	8.500	02/15/32	969	1,009,847
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	1,102	1,127,888
Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,150	1,122,294
Sr. Sec’d. Notes, 144A	5.875	10/01/28	353	353,134
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	131	128,577

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp., (cont’d.)
Gtd. Notes, 144A	5.750%	03/15/34	475	$470,789
Gtd. Notes, 144A	6.500	04/01/32	2,275	2,331,942
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	1,483	1,487,630
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	736	730,632

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	7,264	6,968,375
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	425	424,451
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	1,593	1,589,306
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	3,325	3,314,343
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	25,210
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	100	102,354
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	1,560	1,595,409
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	650	674,552
				33,554,975
Retail 3.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	891	844,303
Sec’d. Notes, 144A	4.375	01/15/28	1,065	1,052,231
Sr. Sec’d. Notes, 144A	3.500	02/15/29	300	288,375
Sr. Sec’d. Notes, 144A	3.875	01/15/28	71	69,757

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	725	662,931
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	1,628	1,699,736
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	9,287	9,635,340
Sr. Sec’d. Notes, 144A	9.000	06/01/31	3,228	3,566,383
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	2,531	2,468,502
Sr. Sec’d. Notes, 144A	4.625	01/15/29	1,948	1,899,109

FirstCash, Inc., Gtd. Notes, 144A	6.125	05/01/34	1,320	1,320,866
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	688	645,444
Gtd. Notes, 144A	3.875	10/01/31	3,826	3,500,790
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	1,366	840,392
Sr. Sec’d. Notes, 144A	9.500	06/15/31	2,388	1,997,611

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	2,626	2,565,029
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	2,219	2,209,245
Gtd. Notes, 144A	5.500	10/01/30	445	440,848
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	256	245,486

Murphy Oil USA, Inc., Gtd. Notes, 144A	5.875	06/01/34	1,150	1,153,663
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	2,322	2,251,743
Sr. Sec’d. Notes, 144A	8.000	03/15/31	1,602	1,621,990

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	143	145,755
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32	1,103	1,133,557

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000%	06/01/31	692	$663,678
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	271	262,192
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	1,368	1,363,438
				44,548,394
Semiconductors 0.1%
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	200	197,056
Sr. Sec’d. Notes, 144A	4.750	04/15/29	1,420	1,410,547
				1,607,603
Software 1.4%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	2,487	2,521,438
Gtd. Notes, 144A	9.250	06/01/30	5,753	5,870,153
Gtd. Notes, 144A	9.750	10/01/31	1,853	1,910,677

Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28	775	758,241
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33	2,305	2,401,942
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	4,275	4,275,268
				17,737,719
Telecommunications 6.9%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	600	462,000
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	07/15/32	1,051	1,025,222
Sr. Sec’d. Notes, 144A	9.500	11/01/29	487	494,601

APLD ComputeCo 2 LLC, Sr. Sec’d. Notes, 144A	6.750	03/15/31	2,565	2,584,917
APLD ComputeCo LLC, Sr. Sec’d. Notes, 144A	9.250	12/15/30	2,375	2,563,486
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	2,913	2,963,310
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30	1,972	2,054,968
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	400	422,328
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31	5,985	6,093,132
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A	7.750	05/15/31	1,490	1,524,778
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	103	10
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	5	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32	810	840,294
Flash Compute LLC, Sr. Sec’d. Notes, 144A	7.250	12/31/30	1,212	1,251,127
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	4,314	4,346,355

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SAS (France), (cont’d.)
Sr. Sec’d. Notes, 144A	7.000%	04/15/32	1,125	$1,142,100
Sr. Sec’d. Notes, 144A	8.500	04/15/31	1,450	1,531,940
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	568	549,818
Gtd. Notes, 144A	7.500	02/15/37	1,082	1,116,045
Gtd. Notes, 144A	8.500	01/15/36	5,370	5,803,717
Sr. Sec’d. Notes, 144A	6.875	06/30/33	1,577	1,624,919
Sr. Sec’d. Notes, 144A	7.000	03/31/34	2,777	2,877,176

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29	772	755,195
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31	7,320	7,358,479
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31	4,615	4,620,192
Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	700	693,869
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31	6,996	6,906,483
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	4,217	4,166,024
Gtd. Notes, 144A	8.625	06/15/32	150	157,359
Gtd. Notes, 144A	8.625	06/15/32	1,390	1,454,767
Sr. Sec’d. Notes, 144A	4.750	04/15/28	3,832	3,819,610

Uniti Services LLC, Sr. Sec’d. Notes, 144A	7.500	10/15/33	5,121	5,391,735
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	5,111	5,394,450
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30	4,920	5,175,958
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30	905	905,997
Sr. Sec’d. Notes, 144A	13.750	09/09/30	950	943,638

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	863	901,326
				89,917,325
Transportation 0.4%
GB AIT Buyer, Inc., Sr. Unsec’d. Notes, 144A	8.750	04/30/34	345	345,337
RXO, Inc., Gtd. Notes, 144A	6.375	05/15/31	323	325,495
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	2,786	2,702,750
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32	1,415	1,466,861
				4,840,443

Total Corporate Bonds (cost $1,206,961,474)				1,200,351,376
Floating Rate and Other Loans 2.4%
Aerospace & Defense 0.1%
PAC DAC LLC, Initial Term Loan, 3 Month SOFR + 3.250%	6.913(c)	10/28/30	798	788,272

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.442%(c)	04/01/31	212	$210,146
Auto Parts & Equipment 0.1%
First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	262	125
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28	364	363,156
Term B Loan, 3 Month SOFR + 5.100%	8.771(c)	11/17/28	320	319,418
				682,699
Building Materials 0.0%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.870(c)	07/08/30	109	94,989
Cornerstone Building Brands, Inc., New Term B Loan, 3 Month SOFR + 3.250%	7.024(c)	04/12/28	250	147,875
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	02/10/32	124	123,756
				366,620
Chemicals 0.2%
ARC Falcon I, Inc. (Canada), Initial Term B Loan, 1 Month SOFR + 4.500%	8.149(c)	04/01/33	470	438,510
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.513(c)	06/28/28	144	132,601
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	1,386	1,345,132
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	89	66,444
Term Loan, 3 Month SOFR + 8.000%^	13.905(c)	10/12/28(d)	163	3,269

Venator Materials LLC, First Out Term B Loan, 3 Month SOFR + 8.000%^	14.002(c)	07/16/26(d)	90	67,223
				2,053,179
Commercial Services 0.1%
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.870(c)	08/20/32	489	490,595
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.413(c)	12/31/30	206	204,543
Second Out Term Loan, 3 Month SOFR + 4.862%	8.263(c)	12/31/30	99	83,230
				778,368
Computers 0.0%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.450(c)	06/30/32	323	322,567
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.620(c)	03/01/29	54	49,140
				371,707
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	10.700(c)	07/20/28	16	15,616

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 0.2%
Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.145%(c)	12/02/31	423	$423,434
Discovery Global Holdings, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.114(c)	06/30/33	1,125	1,126,935
Great Canadian (Canada), 2024 Refinancing Term Loan, 3 Month SOFR + 4.750%	8.437(c)	11/01/29	876	851,034
				2,401,403
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	11/04/31	52	51,727
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.423(c)	05/16/31	324	321,397
Insurance 0.1%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.620(c)	11/06/30	148	139,997
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.870(c)	06/21/32	248	234,048
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.028(c)	01/20/29	143	143,294
New B-12 Term Loan, 3 Month SOFR + 4.250%	7.913(c)	09/19/30	172	171,983
				689,322
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/02/28	77	14,264
Machinery-Diversified 0.0%
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	3.750	12/21/29	73	69,511
Initial Term Loan, 3 Month SOFR + 6.000%	9.667(c)	12/21/29	592	565,483
				634,994
Media 1.2%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.673(c)	10/31/27	222	168,597
CSC Holdings LLC, September 2019 Term Loan, PRIME + 1.500%	8.250(c)	04/15/27	4,746	3,641,659
iHeartCommunications, Inc., Refinanced Term B Loan, 3 Month SOFR + 5.775%	9.854(c)	05/01/29	640	608,320
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.620(c)	06/26/29	50	49,959
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	1.500	06/26/29	50	49,959
First Out Term Loan, 1 Month SOFR + 5.114%	8.735(c)	09/25/29	13,002	11,744,044
				16,262,538
Packaging & Containers 0.1%
LABL, Inc., Term Loan, 3 Month SOFR + 2.375%	6.023(c)	05/02/33	983	837,866
Retail 0.0%
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	7.434(c)	06/06/31	356	285,646

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.0%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	8.985%(c)	07/14/28	167	$86,580
Telecommunications 0.3%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.120(c)	09/27/29	138	138,424
Connect Holdings II LLC, Term Loan, 1 Month SOFR + 4.250%	7.881(c)	04/03/31	2,035	1,936,079
Digicel International Finance Ltd. (Jamaica), Term B Loan, 1 Month SOFR + 4.500%	8.114(c)	08/06/32	540	540,912
Level 3 Financing, Inc., Term B-5 Loan, 1 Month SOFR + 2.750%	6.381(c)	03/29/32	144	144,540
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.193(c)	05/30/30	296	297,313
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.735(c)	10/24/29	63	57,063
Second Out Term Loan, 1 Month SOFR + 1.614%^	6.000(c)	10/24/31	246	163,500

Zayo Group Holdings, Inc., Dollar Term Loan	—(p)	03/11/30	1,146	1,144,312
				4,422,143

Total Floating Rate and Other Loans (cost $31,832,673)				31,274,487
U.S. Treasury Obligations 1.7%
U.S. Treasury Notes(k)	3.500	09/30/26	125	124,878
U.S. Treasury Notes(k)	3.500	10/31/27	3,055	3,035,548
U.S. Treasury Notes(k)	3.500	12/15/28	5,330	5,261,293
U.S. Treasury Notes(k)	3.500	11/30/30	4,460	4,346,409
U.S. Treasury Notes	3.750	04/30/28	6,520	6,490,202
U.S. Treasury Notes(k)	3.875	03/31/28	305	304,345
U.S. Treasury Notes(k)	4.000	11/15/35	1,040	1,006,037
U.S. Treasury Notes(k)	4.125	10/31/26	250	250,303
U.S. Treasury Notes(k)	4.625	02/15/35	745	757,921

Total U.S. Treasury Obligations (cost $21,734,253)				21,576,936

	Shares
Affiliated Exchange-Traded Fund 1.1%
Fixed Income
PGIM AAA CLO ETF (cost $14,114,456)(wa)	275,000	14,110,250
Common Stocks 0.1%
Chemicals 0.0%
Cornerstone Chemical Co.*^(x)	1,807	9,035
TPC Group, Inc.*	6,118	120,323
Venator Materials PLC*^(x)	433	—
		129,358
Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg)*	59	354
Gas Utilities 0.0%
Ferrellgas Partners LP*	13,260	323,677

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	11,899	$2,082
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	1,673	155,556
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	94	6,627
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	6,884	485,322
Heritage Power LLC, Litigation Trust Interests*^(x)	2,456	1,228
LABL, Inc.*	761	72,961
LABL, Inc.*	55	5,273
		726,967
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*	23,916	672,637
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	21,241	15,400
Xplore, Inc. (Canada), CVR*^(x)	1,100	—
		688,037

Total Common Stocks (cost $1,514,203)		1,870,475
Preferred Stocks 0.2%
Electronic Equipment, Instruments & Components 0.2%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,100	2,283,750
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc., Backstop Commitment & Holdback - 4(a)(2) Exempt, 12.000%, Maturing 12/31/79	87	73,841
LABL, Inc., Subscribed - 1145 Exempt, 12.000%, Maturing 12/31/79	320	271,600
		345,441
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	1,558	20,321

Total Preferred Stocks (cost $2,599,824)		2,649,512

	Units
Warrants* 0.0%
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	22,258	—
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc., expiring 05/11/33	331	1,986

Total Warrants (cost $2,648)		1,986

Total Long-Term Investments (cost $1,280,580,678)		1,273,670,923

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $19,119,057)(wa)	19,119,057	$19,119,057

TOTAL INVESTMENTS 99.4% (cost $1,299,699,735)		1,292,789,980
Other assets in excess of liabilities(z) 0.6%		8,447,237

Net Assets 100.0%		$1,301,237,217

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,652,993 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A, 7.500%, 10/01/29	09/19/24-12/17/25	$724,596	$728,240	0.1%
B&G Foods, Inc., Gtd. Notes, 5.250%, 09/15/27	07/16/25-03/11/26	2,856,562	2,885,204	0.2
Cornerstone Chemical Co.*^	12/06/23	34,333	9,035	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-04/30/26	37,521	38,223	0.0
Diamond Sports Group LLC*	01/02/25	31,148	2,082	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	6,627	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23-11/01/24	273,857	485,322	0.0
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	1,228	1,228	0.0
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	10/17/24-10/24/24	93,926	15,400	0.0

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Venator Materials PLC*^	09/26/18-10/17/23	$612,979	$—	0.0%
Xplore, Inc. (Canada), CVR*^	10/24/24	—	—	0.0
Total		$4,666,150	$4,171,361	0.3%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $266,409)	265,406	$253,670	$—	$(12,739)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $100,000)	100	99,917	—	(83)
		$353,587	$—	$(12,822)
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
655	5 Year U.S. Treasury Notes	Sep. 2026	$70,223,166	$208,840
848	10 Year U.S. Treasury Notes	Sep. 2026	93,134,254	417,989
				626,829
Short Positions:
26	2 Year U.S. Treasury Notes	Sep. 2026	5,370,625	(8,524)
32	20 Year U.S. Treasury Bonds	Sep. 2026	3,591,000	(52,421)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	457,625	(4,467)
90	Bloomberg HY Credit	Jun. 2026	10,219,500	(67,027)
				(132,439)
				$494,390
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/26	BOA	EUR	268	$310,546	$312,586	$2,040	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/26	BOA	EUR	268	$314,349	$312,586	$1,763	$—
Expiring 07/02/26	BOA	EUR	268	310,956	312,978	—	(2,022)
				$625,305	$625,564	1,763	(2,022)
						$3,803	$(2,022)

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreement outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V3	12/20/30	5.000%(Q)	120,589	2.833%	$8,081,889	$11,322,365	$3,240,476
CDX.NA.HY.46.V2	06/20/31	5.000%(Q)	25,453	3.018%	915,533	2,367,690	1,452,157
					$8,997,422	$13,690,055	$4,692,633
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).